REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Effect on Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Cost of revenues	$ 73.4	$ 31.9	$ 28.4
Product development	129.7	112.3	58.3
Sales, general and administrative	277.8	174.9	57.3
Depreciation and amortization	77.3	29.3	27.5
Total operating costs and expenses	558.2	348.4	171.5
Loss from operations	(440.7)	(327.5)	(158.0)
Less: other loss, net	(17.3)	(4.3)	(7.9)
Net loss before income taxes	(394.0)	(339.4)	(178.9)
Income tax expense / (benefit)	(0.5)	2.1	1.1
Net loss from continuing operation	(393.5)	(341.5)	(180.0)
Net income/ (loss)	(641.4)	265.9	870.7
Net loss before income taxes	$ (641.4)	241.3	$ 745.6
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Cost of revenues		30.7
Product development		111.6
Sales, general and administrative		173.1
Depreciation and amortization		27.8
Total operating costs and expenses		343.2
Loss from operations		(322.3)
Less: other loss, net		(3.4)
Net loss before income taxes		(333.3)
Income tax expense / (benefit)		2.4
Net loss from continuing operation		(335.7)
Net income/ (loss)		271.7
Net loss before income taxes		247.1
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Cost of revenues		1.2
Product development		0.7
Sales, general and administrative		1.8
Depreciation and amortization		1.5
Total operating costs and expenses		5.2
Loss from operations		(5.2)
Less: other loss, net		(0.9)
Net loss before income taxes		(6.1)
Income tax expense / (benefit)		(0.3)
Net loss from continuing operation		(5.8)
Net income/ (loss)		(5.8)
Net loss before income taxes		$ (5.8)